Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Taxes

Note 12 – Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

CQ BVI and CDT BVI are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Ultra HK and BVI HK are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

PRC

Shenzhen CDT and its subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments. Shenzhen CDT obtained the “high-tech enterprise” tax status in December 2016, which reduced its statutory income tax rate to 15% from December 2016 to November 2019. The Company renewed its “high-tech enterprise” tax status in November 2022, and 2024 upon expiration of its then current “high-tech enterprise” tax status. The renewal was approved by the PRC tax authority, and the high-tech enterprise tax status will expire in December 2025. The statutory income tax rate for PRC subsidiaries except Shenzhen CDT for the year ending December 31, 2024 was 25.0%.

Income tax savings due to the preferential rates on taxable subsidiaries for the years ended December 31, 2024, 2023 and 2022 were amounted to $418,443, $100,305 and $466,048, respectively.

The Company’s basic and diluted earning per shares would have been lower by $0.01, $0.01 and $0.05 per share for the years ended December 31, 2024, 2023 and 2022, respectively, without the preferential tax rate reduction.

Income tax expense for the years ended December 31, 2024, 2023 and 2022 were amounted to $462,043, $1,403,880 and $1,152,963, respectively. The effective tax rate for the years ended December 31, 2024, 2023 and 2022 were 24.8%, 16.7% and 18.0%, respectively.

Significant components of the income taxes expense are as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

Current income tax	$1,428,438	$1,357,135	$1,119,640
Deferred income tax (benefit) expense	(966,395)	46,745	33,323
Income tax expenses	$462,043	$1,403,880	$1,152,963

The following table reconciles China statutory rates to the Company’s effective tax rate:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate reduction	(12.1%)	(8.8%)	(7.6%)
Change in valuation allowance	9.0%	0.4%	0.5%
Permanent difference*	2.8%	0.1%	0.1%
Effective tax rate	24.7%	16.7%	18.0%

*	Permanent difference mainly consisted of the meal and entertainment expenses which is partially non-deductible under PRC income tax law.

Deferred tax assets – China and Hong Kong

Significant components of deferred tax assets are as follows:

	December 31, 2024	December 31, 2023

Allowance for doubtful accounts	$1,354,590	$400,704
Net operating loss carryforwards	404,920	334,805
Valuation allowance	(550,821)	(482,627)
Deferred tax assets, net	$1,208,689	$252,882

As of December 31, 2024 and 2023, the Company had net operating loss carryforwards of $ 1,658,282 and $2,606,744, respectively, from the Company’s PRC subsidiaries which were operating at losses, which will expire by December 31, 2029 and 2028, based upon the level of historical operating losses in the Company’s PRC subsidiaries, other than Shenzhen CDT, which were operating at cumulative losses as of December 31, 2024. The Company also had net operating loss carryforwards of $1,435,150 and $769,340 as of December 31, 2024 and 2023, respectively, from Company’s Hong Kong subsidiaries which were operating at losses. The Company believes it is less likely than not that its PRC and Hong Kong operations will be able to fully utilize its deferred tax assets related to the net operating loss carryforwards in the PRC and Hong Kong. As a result, the Company provided 100% allowance on all deferred tax assets on the net operating losses of $ 168,120 and $207,864 related to its operations in the PRC as of December 31, 2024 and 2023, respectively. The Company also provided 100% allowance on all deferred assets on net operating losses of $236,800 and $126,941 related to its operations in Hong Kong as of December 31, 2024 and 2023, respectively.

Certain of the Company’s allowances for doubtful accounts are for the Company’s PRC subsidiaries which the Company believes it is less likely than not that its PRC operations, other than Shenzhen CDT will be able to fully utilize its deferred tax assets related to the allowance for doubtful account in the PRC. As a result, the Company provided 100% allowance on all deferred tax assets on the allowance for doubtful accounts of $145,901 and $147,822 related to its operations in the PRC, other than Shenzhen CDT at December 31, 2024 and 2023.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As December 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions.

Taxes payable consist of the following:

	December 31, 2024	December 31, 2023

VAT taxes payable	$1,421,831	$775,847
Income taxes payable	5,982,737	4,633,460
Other taxes payable	4,106	14,648
Totals	$7,408,674	$5,423,955